Expense Example {- Fidelity® Series Investment Grade Bond Fund} - 08.31 Fidelity Series Investment Grade Bond Fund Series PRO-08 - Fidelity® Series Investment Grade Bond Fund - Fidelity Series Investment Grade Bond Fund-Default
Oct. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none